UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9537
                                                     ---------------------

                   Colonial California Insured Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL CALIFORNIA INSURED MUNICIPAL FUND

[PHOTO OF BRIDGE]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


SEMIANNUAL REPORT
MAY 31, 2004

PRESIDENT'S MESSAGE

July 21, 2004


Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial California Insured Municipal Fund became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial California Insured Municipal Fund, and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                      J. Kevin Connaughton
Chairman, Board of Trustees             President


J. Kevin Connaughton was named president of Colonial California Insured Municipal Fund on February 27, 2004.


 Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:


PRICE PER SHARE AS OF 05/31/04 ($)

Net asset value          14.44
------------------------------
Market price             13.59
------------------------------


SIX-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/04 (%)

Net asset value          -2.00
------------------------------
Market price            -10.00
------------------------------
Lipper California Insured
Municipal Debt Funds
Category average         -1.63
------------------------------

All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/03-05/31/04 ($)

                          0.48
------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the fund's ordinary income, and any market discount is taxable when distributed.


TOP 5 SECTORS AS OF 05/31/04 (%)

Local general obligations 15.7
------------------------------
Special property tax      12.0
------------------------------
Local appropriated        10.3
------------------------------
Water & sewer              9.0
------------------------------
Special non-property tax   8.8
------------------------------


QUALITY BREAKDOWN
AS OF 05/31/04 (%)

AAA                       87.4
------------------------------
A                          5.6
------------------------------
BBB                        5.0
------------------------------
Non-rated                  2.0
------------------------------

Sector breakdown is calculated as a percentage of net assets (including auction preferred shares). Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Because the fund is actively managed, there is no guarantee that the fund will continue to invest in these sectors or maintain this quality breakdown in the future.




For the six-month period ended May 31, 2004, Colonial California Insured Municipal Fund returned negative 2.00% based on investment at net asset value. That was less than the negative 1.63% average return of the fund's peer group, the Lipper California Insured Municipal Debt Funds Category.1 The fund's underperformance was largely due to its investments in non-callable bonds, including zero-coupon bonds.

The fund's return was hampered by its large exposure to bonds maturing in 15 to 20 years. As interest rates rose in the spring, these bonds underperformed their shorter-maturity counterparts. Rising rates also hurt the fund's position in non-callable bonds, including zero-coupon bonds, most of which have a maturity of 15 years or longer. Zero coupon bonds are also more sensitive to changes in interest rates.

For the six-month period ended May 31, 2004, the fund had a return of negative 10.00%, based on its market price, as the discount to net asset value increased. Fears that short-term interest rates would rise and hurt the fund's high dividend yield put pressure on the stock's price. In addition, during the period, the fund was trading at a reasonably large premium which may have prompted holders to sell and capture some of that premium.

FUND MAINTAINED COMPETITIVE YIELD
We maintained a competitive yield for the fund because we did not buy many bonds when interest rates were substantially lower. Also during the period, we sold the fund's airline bonds. After recent court rulings, we believed that the sale price for the bonds could reflect a higher value than the underlying assets backing the bonds. In addition, the proceeds were used to buy bonds which generate income for the fund. The fund also benefited from its position in high-yield bonds. These bonds tend to be more sensitive to economic activity and less sensitive to changes in interest rates. As a result, they held up better than other types of bonds when interest rates rose. In addition, they provided the fund with higher income than higher-quality bonds.

Leveraged positions also added to the fund's income during the period. We have, in effect, "borrowed against" the fund's investment positions by issuing preferred shares, which pay out a short-term variable rate. When those preferred shares were issued in 1999, we invested the proceeds in bonds with longer maturities. During this reporting period, the payout rate of preferred shares was lower than the yield the fund earned from

1 Lipper, Inc., a widely respected data provider in the industry, calculates an average return for mutual funds with similar investment objectives as the fund.

those longer-maturity bonds and that added to the fund's income. However, the use of leverage also increases the likelihood of share price volatility and market risk.

OUTLOOK FOR CALIFORNIA HAS IMPROVED

After suffering through a long period of fiscal turmoil, California has made progress toward economic and budgetary recovery, which bodes well for the state's municipal bonds. Shortly after the state elected a new governor, it passed an $8 billion bond issue that allowed it to meet a short-term liquidity crisis. Recently, Moody's raised the state's bond rating above junk-bond status. Meanwhile, the state, like the rest of the nation, has benefited from an improving economy. While we are still avoiding issues that depend on state appropriations, we plan to focus on bonds with dedicated revenue streams that continue to offer good value but tend to be less affected by the state's fiscal problems. For example, we expect essential services bonds, such as those issued by water and sewer authorities, to continue to make up an important part of the portfolio.

/s/ Kimberly A. Campbell

Kimberly Campbell has been the portfolio manager of Colonial California Insured Municipal Fund since October 2003. During the period March 2004 to April 2004, Ms. Campbell was on a leave of absence. In addition to serving as portfolio manager of the fund, Ms. Campbell was chief trader for municipal investments of Columbia Management Advisors, Inc. or its predecessors since 1995.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the fund. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates.

Single-state municipal bond funds pose additional risks due to limited geographical diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2004 (California unless otherwise stated) (Unaudited)


MUNICIPAL BONDS - 99.0%              PAR ($)    VALUE ($)
-----------------------------------------------------------
EDUCATION - 3.7%
State Community College Financing
   Authority, West Valley Mission
   Community College,
   Series 1997,
     5.625% 05/01/22                 2,000,000    2,137,460
State Educational Facilities Authority,
   La Verne University, Series 2000,
     6.625% 06/01/20                   250,000      269,750
                                                -----------
                               EDUCATION TOTAL    2,407,210
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 2.1%
CONGREGATE CARE RETIREMENT - 0.4%
Statewide Community Development
   Authority, Eskaton Village - Grass
   Valley, Series 2000,
     8.250% 11/15/31 (a)               250,000      272,380
                                                -----------
              Congregate Care Retirement Total      272,380
                                                -----------
HOSPITALS - 1.7%
State Health Facilities Financing Authority,
   Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                   250,000      263,758
Statewide Community Development
   Authority, Catholic Healthcare West,
   Series 1999,
     6.500% 07/01/20                   500,000      535,035
Whittier Health Facility, Presbyterian
   Intercommunity Hospital, Series 2002,
     5.750% 06/01/31                   250,000      253,798
                                                -----------
                               Hospitals Total    1,052,591
                                                -----------
                             HEALTH CARE TOTAL    1,324,971
                                                -----------

-----------------------------------------------------------
HOUSING - 8.8%
ASSISTED LIVING/SENIOR- 4.1%
Abag Finance Authority for Nonprofit Corps.:
   O'Connor Woods, Series 1999,
     6.200% 11/01/29                   500,000      514,145
   Odd Fellows Home, Series 1999,
     6.000% 08/15/24                 2,000,000    2,168,120
                                                -----------
                  Assisted Living/Senior Total    2,682,265
                                                -----------

MULTI-FAMILY - 4.0%
Abag Finance Authority for Nonprofit Corps.,
   Civic Center Drive Apartments,
   Series 1999 A, AMT,
     5.875% 03/01/32                 2,500,000    2,566,125
                                                -----------
               Multi-Family Total                 2,566,125
                                                -----------



                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
SINGLE FAMILY - 0.7%
State Rural Home Mortgage Finance
   Authority:
   Series 1998 A, AMT,
     6.350% 12/01/29                   210,000      214,775
   Series 1998 B-4, AMT,
     6.350% 12/01/29                   220,000      223,538
                                                -----------
                           Single Family Total      438,313
                                                -----------
                                 HOUSING TOTAL    5,686,703
                                                -----------

-----------------------------------------------------------
OTHER - 3.0%
REFUNDED/ESCROWED (B) - 3.0%
Los Angeles Department of
   Water & Power, Series 1999,
     6.100% 10/15/39                   750,000      865,590
Oakland, Harrison Foundation,
   Series 1999 A,
     6.000% 01/01/29                 1,000,000    1,094,560
                                                -----------
                       Refunded/Escrowed Total    1,960,150
                                                -----------
                                   OTHER TOTAL    1,960,150
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 3.7%
DISPOSAL - 3.7%
Sacramento City Financing Authority,
   Series 1999,
     5.875% 12/01/29                 1,250,000    1,353,575
Salinas Valley Solid Waste Authority,
   Series 2002, AMT,
     5.125% 08/01/22                   500,000      502,785
Sunnyvale Solid Waste Authority,
   Series 2003, AMT,
     4.500% 10/01/08                   500,000      525,305
                                                -----------
                                Disposal Total    2,381,665
                                                -----------
                       RESOURCE RECOVERY TOTAL    2,381,665
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 56.2%
LOCAL APPROPRIATED - 10.3%
Del Norte County, Series 1999,
     5.400% 06/01/29                   500,000      509,675
Los Angeles County Schools,
   Series 1999 A:
     (c) 08/01/18                    2,020,000      971,681
     (c) 08/01/23                    2,220,000      772,738
Pacifica, Series 1999,
     5.875% 11/01/29                 1,500,000    1,615,230
San Bernardino County,
   Medical Center Financing Project,
   Series 1994,
     5.500% 08/01/17                 2,500,000    2,758,075
                                                -----------
                      Local Appropriated Total    6,627,399
                                                -----------



See notes to investment portfolio.

May 31, 2004 (California unless otherwise stated) (Unaudited)


MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
----------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS - 15.7%
Brea-Olinda Unified School District,
   Series 1999 A,
     5.600% 08/01/20                 1,000,000    1,077,540
Inglewood Unified School District,
   Series 1999 A,
     5.600% 10/01/24                 1,185,000    1,255,353
Los Angeles Unified School District,
   Series 2002,
     5.750% 07/01/16                   500,000      567,785
Newhall School District,
   Series 2004,
     5.000% 05/01/20                   500,000      524,700
Pomona Unified School District,
   Series 2000 A,
     6.550% 08/01/29                 1,000,000    1,215,570
San Diego Unified School District,
   Election of 1998, Series 2000 B,
     6.000% 07/01/19                 1,000,000    1,162,990
Temecula Valley Unified School District,
   Series 2004,
     5.000% 08/01/20                   500,000      524,945
Union Elementary School District,
   Series 1999 A,
     (c) 09/01/18                    1,630,000      789,442
Upland Unified School District,
   Series 2001,
     5.125% 08/01/25                   250,000      252,260
Vallejo City Unified School District,
   Series 2002 A:
     5.900% 02/01/21                   500,000      571,165
     5.900% 08/01/25                   500,000      566,105
West Contra Costa Unified School District,
   Series 2001 A,
     5.700% 02/01/23                   500,000      559,670
West Covina Unified School District,
   Series 2002 A,
     5.800% 02/01/21                   500,000      568,420
Yuba City Unified School District,
   Series 2000,
     (c) 09/01/18                    1,000,000      484,320
                                                -----------
               Local General Obligations Total   10,120,265
                                                -----------

SPECIAL NON-PROPERTY TAX - 8.8%
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority:
   Series 1996 Y:
     5.500% 07/01/36                   500,000      510,475
     5.500% 07/01/36                 1,000,000    1,061,810
   Series 2002 E:
     5.500% 07/01/21                   250,000      277,677
     5.500% 07/01/23                 1,000,000    1,104,060
San Francisco City & County Hotel Tax
   Agency, Series 1994,
     6.750% 07/01/25                 1,000,000    1,024,070




                                     PAR ($)    VALUE ($)
-----------------------------------------------------------

State Economic Recovery,
   Series 2004 A, AMT,
     5.250% 07/01/14                 1,000,000    1,100,300
VI Virgin Islands Public Finance Authority,
   Series 1999,
     6.500% 10/01/24                   550,000      612,601
                                                -----------
                Special Non-Property Tax Total    5,690,993
                                                -----------

SPECIAL PROPERTY TAX - 12.0%
Carson Redevelopment Agency,
   Redevelopment Project Area A-1,
   Series 2003 B,
     5.250% 10/01/20                   500,000      520,565
Huntington Beach Community Facilities
   District, Grand Coast Resort, Series 2001,
     6.450% 09/01/31                   100,000      101,868
Huntington Park Public Financing
   Authority Revenue, Series 2004,
     5.250% 09/01/19 (d)             1,000,000    1,059,350
Oceanside Community Development
   Commission, Downtown Redevelopment
   Project, Series 2003,
     5.700% 09/01/25                   500,000      480,900
Orange County Community Facilities
   District, Ladera Ranch:
   Series 1999 A,
     6.700% 08/15/29                   200,000      209,254
   Series 2004 A,
     5.625% 08/15/34                   150,000      146,892
Palmdale Elementary School District,
   Community Facilities District No. 90-1,
   Series 1999,
     5.800% 08/01/29                 1,500,000    1,610,445
Pittsburgh Redevelopment Agency,
   Los Medanos Project, Series 1999,
     (c) 08/01/21                    2,575,000    1,024,644
Rancho Cucamonga Redevelopment
   Agency, Series 1999,
     5.250% 09/01/20                 1,000,000    1,041,120
Ridgecrest Civic Center,
   Series 1999,
     6.250% 06/30/26                   500,000      522,930
San Jose Redevelopment Agency,
   Series 1997,
     5.625% 08/01/25                 1,000,000    1,050,130
                                                -----------
                    Special Property Tax Total    7,768,098
                                                -----------



See notes to investment portfolio.

May 31, 2004 (California unless otherwise stated) (Unaudited)


MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
STATE APPROPRIATED - 4.9%
State Public Works Board, Department of
   Health Services, Series 1999 A,
     5.750% 11/01/24 (e)             2,500,000    2,652,125
State Public Works Board, Department of
   Mental Health Services, Coalinga State
   Hospital, Series A,
     5.500% 06/01/09                   500,000      524,315
                                                -----------
                      State Appropriated Total    3,176,440
                                                -----------

STATE GENERAL OBLIGATIONS - 4.5%
PR Commonwealth of Puerto Rico,
   Series 2004 A,
     5.000% 07/01/31                   250,000      268,200
State of California:
   Series 2002,
     6.000% 02/01/17                 1,000,000    1,155,160
   Series 2003,
     5.250% 02/01/20                   500,000      510,160
   Series 2004,
     5.000% 02/01/22                 1,000,000      991,820
                                                -----------
               State General Obligations Total    2,925,340
                                                -----------
                              TAX-BACKED TOTAL   36,308,535
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 2.4%
AIRPORTS - 1.6%
Port of Oakland, Series 2000 K, AMT,
     5.750% 11/01/29                 1,000,000    1,035,360
                                                -----------
                                Airports Total    1,035,360
                                                -----------

PORTS - 0.4%
Port of Oakland, Series 2002 L, AMT,
     5.500% 11/01/20                   250,000      260,455
                                                -----------
                                   Ports Total      260,455
                                                -----------

TRANSPORTATION - 0.4%
San Francisco Bay Area Rapid Transit
   District, Series 1999,
     5.500% 07/01/34                   250,000      259,387
                                                -----------
                          Transportation Total      259,387
                                                -----------
                          TRANSPORTATION TOTAL    1,555,202
                                                -----------

-----------------------------------------------------------
UTILITY - 19.1%
INDEPENDENT POWER PRODUCERS - 0.4%
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000, AMT,
     6.625% 06/01/26                   250,000      259,047
                                                -----------
             Independent Power Producers Total      259,047
                                                -----------




                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
INVESTOR OWNED - 4.9%
State Pollution Control Financing Authority:
   Pacific Gas & Electric Co.,
   Series 1996 A, AMT,
     5.350% 12/01/16                 1,000,000    1,052,430
   San Diego Gas & Electric Co.,
   Series 1991 A, AMT,
     6.800% 06/01/15                   500,000      559,330
   Southern California Edison Co.,
   Series 1999 B,
     5.450% 09/01/29                 1,500,000    1,526,295
                                                -----------
                          Investor Owned Total    3,138,055
                                                -----------

MUNICIPAL ELECTRIC - 4.8%
PR Puerto Rico Electric Power Authority,
   Series 1997 AA,
     5.375% 07/01/27                 2,500,000    2,577,575
State Department of Water Resources,
   Series 2002 A,
     5.500% 05/01/14                   500,000      550,565
                                                -----------
                      Municipal Electric Total    3,128,140
                                                -----------

WATER & SEWER - 9.0%
Culver City, Series 1999 A,
     5.700% 09/01/29                 1,500,000    1,594,140
Pico Rivera Water Authority,
   Series 1999 A,
     5.500% 05/01/29                 2,000,000    2,147,460
Placer County Water Agency,
   Series 1999,
     5.500% 07/01/29                 1,000,000    1,033,170
Pomona Public Financing Authority,
   Series 1999 AC,
     5.500% 05/01/29                 1,000,000    1,038,750
                                                -----------
                           Water & Sewer Total    5,813,520
                                                -----------
                                 UTILITY TOTAL   12,338,762
                                                -----------

TOTAL MUNICIPAL BONDS - 99.0%
   (cost of $59,690,657) (f)                     63,963,198
                                                -----------
OTHER ASSETS & LIABILITIES, NET - 1.0%              642,031
-----------------------------------------------------------
NET ASSETS* - 100.0%                             64,605,229
                                                ===========



See notes to investment portfolio.

May 31, 2004 (California unless otherwise stated) (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

* Net assets represent both Common Shares and Auction Preferred Shares.

(a) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2004, the value of this security represents 0.4% of net assets.

                                  Acquisition    Acquisition
    Security                          Date           Cost
-------------------------------------------------------------
    Statewide Community Development
      Authority, Eskaton Village - Grass
      Valley, Series 2000,
      8.250% 11/15/31                09/08/00      $250,000

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c) Zero coupon bond.
(d) Security purchased on a delayed delivery basis.
(e) A portion of this security with a market value of $1,951,964 pledged as collateral for open futures contracts.
(f) Cost for federal income tax purposes is $59,623,550.

 At May 31, 2004, the Fund held the following open short futures contracts:

                                                      Unrealized
                            Aggregate  Expiration    Appreciation
     Type        Value     Face Value     Date      (Depreciation)
-----------------------------------------------------------------
10-Year U.S.
   Treasury
   Note      $12,745,500   $13,197,080    Jun-2004     $451,580
U.S. Long
   Bond          526,094       525,754    Sep-2004         (340)
                                                       --------
                                                       $451,240
                                                       ========

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at May 31, 2004 is as follows:

                                              % of Total
        Insurer                               Investments
----------------------------------------------------------
MBIA Insurance Corp.                              38.0
Financial Security Assurance, Inc.                16.8
Ambac Assurance Corp.                             16.6
Financial Guaranty Insurance Corp.                16.1
ACA Financial Guaranty Corp.                       0.8
FNMA Collateralized                                0.7
                                                  ----
                                                  89.0
                                                  ----

            ACRONYM                     NAME
        --------------   ----------------------------------
             Abag        Association of Bay Area Government
              AMT              Alternative Minimum Tax

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)


ASSETS:

Investments, at cost                            $59,690,657
                                                -----------
Investments, at value                           $63,963,198
Cash                                              1,019,193
Receivable for:
   Interest                                         871,992
   Futures variation margin                          62,726
Expense reimbursement due from
   Investment Advisor                                 6,632
Deferred Trustees' compensation plan                  3,540
Other assets                                          8,090
                                                -----------
   Total Assets                                  65,935,371
                                                -----------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                              1,043,000
   Distributions-- common shares                    216,901
   Distributions-- preferred shares                   2,587
   Preferred shares remarketing commissions             659
   Investment advisory fee                           20,016
   Custody fee                                            8
   Audit fee                                         34,982
   Transfer agent fee                                 2,516
   Legal fee                                          5,933
Deferred Trustees' fees                               3,540
                                                -----------
   Total Liabilities                              1,330,142
                                                -----------

Auction Preferred Shares (978 shares issued
   and outstanding at $25,000 per share)        $24,450,000
                                                ===========

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital-- common shares                 $39,376,144
Overdistributed net investment income               (23,146)
Accumulated net realized loss                    (3,921,550)
Net unrealized appreciation on:
   Investments                                    4,272,541
   Futures contracts                                451,240
                                                -----------
Net assets at value applicable to 2,780,771
   common shares of beneficial interest
   outstanding                                  $40,155,229
                                                ===========

Net asset value per common share                $     14.44
                                                ===========


STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)



INVESTMENT INCOME:
Interest                                        $ 1,578,879
                                                -----------

EXPENSES:
Investment advisory fee                             215,697
Transfer agent fee                                   16,307
Pricing and bookkeeping fees                         23,580
Trustees' fees                                        2,270
Preferred shares remarketing commissions             30,681
Custody fee                                           3,228
Audit fee                                            27,782
Other expenses                                       22,507
                                                -----------
   Total Expenses                                   342,052
Fees and expenses waived or reimbursed
   by Investment Advisor                           (156,755)
Custody earnings credit                              (2,679)
                                                -----------
   Net Expenses                                     182,618
                                                -----------
Net Investment Income                             1,396,261
                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS
Net realized loss on:
   Investments                                      (15,242)
   Futures contracts                               (406,233)
                                                -----------
      Net realized loss                            (421,475)
                                                -----------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                   (2,095,012)
   Futures contracts                                432,123
                                                -----------
      Net change in unrealized
         appreciation/depreciation               (1,662,889)
                                                -----------
Net Loss                                         (2,084,364)
                                                -----------
Net Decrease in Net Assets from Operations         (688,103)
                                                -----------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (115,278)
                                                -----------
Net Decrease in Net Assets from Operations
   Applicable to Common Shares                   $ (803,381)
                                                -----------



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2004          2003
------------------------------------------------------------
OPERATIONS:
Net investment income            $ 1,396,261    $ 3,052,226
Net realized loss on investments,
   futures contracts and
   written options                  (421,475)    (1,514,184)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts              (1,662,889)     1,271,690
                                 -----------    -----------
Net Increase (Decrease)
   from Operations                  (688,103)     2,809,732
                                 -----------    -----------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income          (115,278)      (227,577)
                                 -----------    -----------
Net Increase (Decrease) in Net
   Assets from Operations
   Applicable to
   Common Shares                    (803,381)     2,582,155
                                 -----------    -----------

LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income        (1,328,943)    (2,832,811)
                                 -----------    -----------

SHARE TRANSACTIONS:
Distributions reinvested--
   common shares                      27,367         78,817
                                 -----------    -----------
Total Decrease in Net Assets
   Applicable to
   Common Shares                  (2,104,957)      (171,839)

NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               42,260,186     42,432,025
                                 -----------    -----------
End of period (including
   undistributed
   (overdistributed) net
   investment income
   of ($23,146) and
   $24,814, respectively)        $40,155,229    $42,260,186
                                 ===========    ===========




                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2004          2003
------------------------------------------------------------
Common Shares:
Issued for distributions reinvested    1,806          5,067
Outstanding at:
   Beginning of period             2,778,965      2,773,898
                                 -----------    -----------
   End of period                   2,780,771      2,778,965
                                 -----------    -----------

Preferred Shares:
Outstanding at end of period             978            978
                                 -----------    -----------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)


NOTE 1. ORGANIZATION

Colonial California Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to provide current income generally exempt from ordinary federal income tax and California State personal income tax.

FUND SHARES
The Fund may issue an unlimited number of common shares. On December 10, 1999, the Fund issued 978 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted securities and investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS
The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded on the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

May 31, 2004 (Unaudited)


RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2004, was 1.05%. For the six months ended May 31, 2004, the Fund declared dividends to Auction Preferred shareholders amounting to $115,278,

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2003 was as follows: Distributions paid from:

     Tax-Exempt Income                $3,060,388
     Ordinary Income*                         --
     Long-Term Capital Gains                  --

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

       Unrealized appreciation                   $4,508,765
       Unrealized depreciation                     (169,117)
                                                 ----------
          Net unrealized appreciation            $4,339,648
                                                 ==========

The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

           YEAR OF                    CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
           ---------                  ------------
             2008                       $    5,151
             2010                          760,735
             2011                          889,444
                                        ----------
                                        $1,655,330
                                        ----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, Columbia has contractually agreed to waive a portion of its investment advisory fee so that such fees will not exceed 0.35% annually.

May 31, 2004 (Unaudited)


PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended May 31, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.071%.

FEE WAIVERS
Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of investment advisory fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to APS. Columbia, at its discretion, may revise or discontinue this arrangement any time.

CUSTODY CREDITS
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Fund paid $675 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $5,731,705 and $4,663,622, respectively.

NOTE 6. PREFERRED SHARES

The Fund currently has outstanding 978 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2004, there were no such restrictions on the Fund.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK
The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Service, Inc. At May 31, 2004, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

                                              % OF TOTAL
INSURER                                       INVESTMENTS
---------------------------------------------------------
MBIA Insurance Corp.                              38.0
Financial Security Assurance, Inc.                16.8
Ambac Assurance Corp.                             16.6
Financial Guaranty Insurance Corp.                16.1

May 31, 2004 (Unaudited)


GEOGRAPHIC CONCENTRATION
The Fund has greater than 5% of its total investments at May 31, 2004 invested in debt obligations issued by the state of California and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

ISSUER FOCUS
As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS

Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                 (UNAUDITED)
                                                  SIX MONTHS                                                         PERIOD
                                                     ENDED                   YEAR ENDED NOVEMBER 30,                 ENDED
                                                    MAY 31,   --------------------------------------------------   NOVEMBER 30,
                                                     2004         2003         2002         2001         2000       1999 (a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.21    $   15.30    $   15.78    $   15.16    $   14.29    $    14.33
                                                   ----------    ---------    ---------    ---------    ---------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.50(b)      1.10(b)      1.17(b)(c)   1.19(b)      1.18(d)       0.05
Net realized and unrealized gain (loss)
   on investments, futures contracts and
   written options                                      (0.75)       (0.09)       (0.46)(c)     0.59         1.07         (0.06)
                                                   ----------    ---------    ---------    ---------    ---------    ----------
   Total from Investment Operations                     (0.25)        1.01         0.71         1.78         2.25         (0.01)
                                                   ----------    ---------    ---------    ---------    ---------    ----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED
SHAREHOLDERS:
From net investment income                              (0.04)       (0.08)       (0.12)       (0.24)       (0.34)           --
                                                   ----------    ---------    ---------    ---------    ---------    ----------
   Total from Investment Operations Applicable
      to Common Shareholders                            (0.29)        0.93         0.59         1.54         1.91         (0.01)
                                                   ----------    ---------    ---------    ---------    ---------    ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                              (0.48)       (1.02)       (1.07)       (0.92)       (0.90)           --
                                                   ----------    ---------    ---------    ---------    ---------    ----------
LESS SHARE TRANSACTIONS:
Offering costs--common shares                             --            --           --           --           --(e)      (0.03)
Commission and offering costs--preferred shares           --            --           --           --        (0.14)           --
                                                   ----------    ---------    ---------    ---------    ---------    ----------
   Total Share Transactions                               --            --           --           --        (0.14)        (0.03)
                                                   ----------    ---------    ---------    ---------    ---------    ----------
NET ASSET VALUE, END OF PERIOD                     $    14.44    $   15.21    $   15.30    $   15.78    $   15.16    $    14.29
                                                   ==========    =========    =========    =========    =========    ==========
Market price per share--common shares              $    13.59    $   15.60    $   16.40    $   16.60    $   12.69    $    15.00
                                                   ==========    =========    =========    =========    =========    ==========
Total return--based on market value--
   common shares (f)(g)                                (10.00)%(h)    1.65%        5.67%       38.91%       (9.86)%        0.00%(h)
                                                   ==========    =========    =========    =========    =========    ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (i)(j)                                         0.87%(k)(l)   0.88%(k)     0.86%(k)     0.86%(k)     0.87%(k)      0.55%(l)
Net investment income before preferred
   stock dividends (i)(j)                               6.66%(l)      7.17%        7.57%(c)     7.58%        8.27%         4.12%(l)
Net investment income after preferred
   stock dividends (i)(j)                               6.11%(l)      6.63%        6.81%(c)     6.02%        5.93%         4.12%(l)
Voluntary waiver/reimbursement (j)                      0.27%(l)      0.26%        0.23%        0.22%        0.27%         1.08%(l)
Portfolio turnover rate                                    7%(h)        10%          11%           7%          22%            0%(h)
Net assets, end of period (000's)--
   common shares                                   $  40,155     $  42,260     $ 42,432     $ 43,678     $ 41,947     $  34,382

(a)The Fund commenced investment operations on October 29, 1999. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of net investment income to average net assets from 7.51% to 7.57% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.75% to 6.81%. The impact to the net investment income and the net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Rounds to less than $0.01 per share.
(f)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the six months ended May 31, 2004 which had an impact of 0.01% and year ended November 30, 2003 which had an impact of 0.02%.
(j)Ratios reflect average net assets available to common shares only.
(k)Ratios calculated using average net assets of the Fund, including the effect of custody credits equals 0.55%, 0.55%, 0.55%, 0.55% and 0.55% for the six months ended May 31, 2004 and the years ended November 30, 2003, November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(l)Annualized.

ASSET COVERAGE REQUIREMENTS

                                                      INVOLUNTARY
                                         ASSET        LIQUIDATING           AVERAGE
                   TOTAL AMOUNT        COVERAGE       PREFERENCE         MARKET VALUE
                    OUTSTANDING        PER SHARE       PER SHARE           PER SHARE
--------------------------------------------------------------------------------------
05/31/04 *         $24,450,000          $66,059          $25,003             $25,000
11/30/03            24,450,000           68,211           25,002              25,000
11/30/02            24,450,000           68,387           25,002              25,000
11/30/01            24,450,000           69,661           25,001              25,000
11/30/00 **         24,450,000           67,891           25,019              25,000

*  Unaudited.
** On December 10, 1999, the Fund began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Items listed on the Fund's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Fund had 2,780,442 common shares outstanding. The votes cast were as follows:

         PROPOSAL 1.

         ELECTION OF TRUSTEES:                    FOR                WITHHELD
-------------------------------------------------------------------------------
         John J. Neuhauser                     2,629,044              16,530
         Patrick J. Simpson                    2,629,044              16,530
         Thomas C. Theobald                    2,629,044              16,530
         Anne-Lee Verville                     2,629,044              16,530
         Richard L. Woolworth                  2,628,794              16,780


On March 10, 2004, the record date of the Meeting, the Fund had 978 preferred shares outstanding. The votes cast were as follows:

         PROPOSAL 2.

         ELECTION OF TRUSTEES:                    FOR                WITHHELD
-------------------------------------------------------------------------------
         Douglas A. Hacker                        886                   13
         John J. Neuhauser                        886                   13
         Patrick J. Simpson                       886                   13
         Thomas E. Stitzel                        886                   13
         Thomas C. Theobald                       886                   13
         Anne-Lee Verville                        886                   13
         Richard L. Woolworth                     886                   13

DIVIDEND REINVESTMENT PLAN

COLONIAL CALIFORNIA INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRANFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial California Insured Municipal Fund is:

EquiServe
P.O. Box 43010
Providence, RI  02940-3010

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial California Insured Municipal Fund.

COLONIAL CALIFORNIA INSURED MUNICIPAL FUND           SEMIANNUAL REPORT

                                                 IC-03/066S-0504 (07/04) 04/1526

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           Colonial California Insured Municipal Fund
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By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
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